Income taxes (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 provincial_jurisdiction	Mar. 31, 2012	Mar. 31, 2011
Operating Loss Carryforwards [Line Items]
Loss from continuing operations before income taxes	(37,145)	(34,618)	(34,831)
Tax rate	25.12%	26.25%	27.75%
Expected benefit	(9,331)	(9,087)	(9,666)
Increase (decrease) related to:
Impact of enacted future statutory income tax rates	9	151	134
Income tax adjustments and reassessments	82	170	742
Valuation allowance	0	(91)	962
Stock-based compensation	344	(393)	1,443
Non deductible portion of capital losses	0	0	932
Other	60	15	348
Income tax benefit	(8,836)	(9,235)	(5,105)
Current income tax (benefit) expense	(2,209)	(677)	2,892
Deferred income tax (benefit) (note 11)	(6,627)	(8,558)	(7,997)
Deferred tax assets:
Non-capital losses carried forward	43,307	51,614
Derivative financial instruments	1,618	2,296
Billings in excess of costs on uncompleted contracts	1,781	1,887
Capital lease obligations	10,508	2,689
Deferred lease inducements	111	134
Stock-based compensation	1,508	1,402
Other	539	420
Total deferred tax assets	59,372	60,442
Deferred tax liabilities:
Unbilled revenue and uncertified revenue included in accounts receivable	7,965	13,039
Assets held for sale	684	462
Accounts receivable – holdbacks	6,787	8,071
Property, plant and equipment	49,864	52,323
Deferred financing costs	300	224
Intangible assets	8	8
Other	0	173
Total deferred tax liabilities	65,608	74,300
Net deferred income tax liability	(6,236)	(13,858)
Net deferred tax liability classification
Current asset	33,694	2,991
Long term asset	14,673	57,451
Current liability	(13,392)	(21,512)
Long term liability	(41,211)	(52,788)
Net deferred income tax liability	(6,236)	(13,858)
Number of provincial jurisdictions	5
Operating loss carryforwards	172,372
2027
Net deferred tax liability classification
Operating loss carryforwards	158
2028
Net deferred tax liability classification
Operating loss carryforwards	128
2029
Net deferred tax liability classification
Operating loss carryforwards	13,676
2030
Net deferred tax liability classification
Operating loss carryforwards	360
2031
Net deferred tax liability classification
Operating loss carryforwards	41,074
2032
Net deferred tax liability classification
Operating loss carryforwards	25,357
2033
Net deferred tax liability classification
Operating loss carryforwards	91,619
Capital loss carryforward
Net deferred tax liability classification
Valuation Allowance, Amount	962	962	962